Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes Details Abstract
Expected income tax benefit	$ (110,300)	$ (126,000)
Permanent timing differences	39,900	25,000
Other	22,600
Valuation allowance	47,800	101,000
Reported income tax expense (benefit)